Leasehold Improvements, Equipment and Other Fixed Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	$ 10,175,962	$ 9,467,481
Additions
Depreciation charged for the year
Transfers in(out)
Property, plant and equipment at end of period	10,247,784	10,175,962	$ 9,467,481
Leasehold improvements [Member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	534,955	534,955
Property, plant and equipment at end of period	915,329	534,955	534,955
Machinery and equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	1,327,766	964,450
Property, plant and equipment at end of period	726,468	1,327,766	964,450
Office decoration and equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	1,554,028	827,717
Property, plant and equipment at end of period	1,675,831	1,554,028	827,717
Vehicles [member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	6,263,122	6,172,434
Property, plant and equipment at end of period	5,858,317	6,263,122	6,172,434
Assets under construction [Member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	412,439	950,095
Property, plant and equipment at end of period	1,071,839	412,439	950,095
Gross Balance [Member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	34,002,767	31,608,678	27,053,107
Additions	791,158	3,201,064	2,905,235
Disposals	(1,255,610)	(916,484)	(954,617)
Transfers in(out)
Exchange differences	1,978,671	109,509	2,604,953
Property, plant and equipment at end of period	35,516,986	34,002,767	31,608,678
Gross Balance [Member] | Leasehold improvements [Member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	2,888,288	2,848,825	2,586,222
Additions	151,023	28,271	13,031
Disposals	(1,579)		(5,586)
Transfers in(out)	268,170		11,568
Exchange differences	178,450	11,192	243,590
Property, plant and equipment at end of period	3,484,352	2,888,288	2,848,825
Gross Balance [Member] | Machinery and equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	6,467,812	6,263,056	5,138,073
Additions	7,421	259,424	124,283
Disposals	(165,255)	(181,444)	(30,609)
Transfers in(out)	15,978	103,056	528,390
Exchange differences	375,157	23,720	502,919
Property, plant and equipment at end of period	6,701,113	6,467,812	6,263,056
Gross Balance [Member] | Office decoration and equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	6,081,943	4,998,619	4,084,144
Additions	38,885	803,285	338,912
Disposals	(36,278)	(1,438)	(40,224)
Transfers in(out)	186,446	269,445	215,392
Exchange differences	360,096	12,032	400,395
Property, plant and equipment at end of period	6,631,092	6,081,943	4,998,619
Gross Balance [Member] | Vehicles [member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	17,614,629	17,085,739	15,206,297
Additions		1,197,559	1,314,849
Disposals	(1,052,498)	(733,602)	(878,198)
Transfers in(out)	58,542
Exchange differences	1,007,917	64,933	1,442,791
Property, plant and equipment at end of period	17,628,590	17,614,629	17,085,739
Gross Balance [Member] | Assets under construction [Member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	950,095	412,439	38,371
Additions	593,829	912,525	1,114,160
Disposals
Transfers in(out)	(529,136)	(372,501)	(755,350)
Exchange differences	57,051	(2,368)	15,258
Property, plant and equipment at end of period	1,071,839	950,095	412,439
Accumulated impairment [Member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	23,826,805	22,141,197	18,999,851
Depreciation charged for the year	1,301,114	2,446,733	2,248,992
Disposals	(1,253,699)	(837,771)	(935,319)
Exchange differences	1,394,982	76,646	1,827,673
Property, plant and equipment at end of period	25,269,202	23,826,805	22,141,197
Accumulated impairment [Member] | Leasehold improvements [Member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	2,353,333	2,212,388	1,875,404
Depreciation charged for the year	77,126	133,080	161,320
Disposals	(841)		(5,585)
Exchange differences	139,405	7,865	181,249
Property, plant and equipment at end of period	2,569,023	2,353,333	2,212,388
Accumulated impairment [Member] | Machinery and equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	5,503,362	4,935,290	3,975,682
Depreciation charged for the year	310,990	656,952	597,260
Disposals	(164,978)	(104,522)	(29,597)
Exchange differences	325,271	15,642	391,945
Property, plant and equipment at end of period	5,974,645	5,503,362	4,935,290
Accumulated impairment [Member] | Office decoration and equipment [Member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	4,527,915	4,170,902	3,527,561
Depreciation charged for the year	195,032	344,308	333,622
Disposals	(36,183)	(1,437)	(31,502)
Exchange differences	268,497	14,142	341,221
Property, plant and equipment at end of period	4,955,261	4,527,915	4,170,902
Accumulated impairment [Member] | Vehicles [member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period	11,442,195	10,822,617	9,621,204
Depreciation charged for the year	717,966	1,312,393	1,156,790
Disposals	(1,051,697)	(731,812)	(868,635)
Exchange differences	661,809	38,997	913,258
Property, plant and equipment at end of period	11,770,273	11,442,195	10,822,617
Accumulated impairment [Member] | Assets under construction [Member]
Statement Line Items [Line Items]
Property, plant and equipment at beginning of period
Depreciation charged for the year
Disposals
Exchange differences
Property, plant and equipment at end of period